CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Class A Common Stock ITHAX ACQUISITION CORP. Common Stock	Class A Common Stock Subject to Redemption ITHAX ACQUISITION CORP. Common Stock	Class A Common Stock Subject to Redemption ITHAX ACQUISITION CORP.	Class A Common Stock Not Subject to Redemption ITHAX ACQUISITION CORP.	Class B Common Stock ITHAX ACQUISITION CORP. Common Stock	ITHAX ACQUISITION CORP. Additional Paid-in Capital	ITHAX ACQUISITION CORP. Accumulated Deficit	ITHAX ACQUISITION CORP.	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2019									$ 100,226,000	$ (109,378,000)	$ (9,115,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)										(41,734,000)	(41,734,000)
Balance at the end at Dec. 31, 2020					$ 6,038	$ 18,962	$ (4,891)	$ 20,109	159,529,000	(151,112,000)	8,455,000
Balance at the end (in shares) at Dec. 31, 2020	0				6,037,500
Balance at the beginning at Oct. 01, 2020	$ 0				$ 0	0	0	0
Balance at the beginning (in shares) at Oct. 01, 2020	0				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary share to Sponsor					$ 6,038	18,962	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)					6,037,500
Net income (loss)						0	(4,891)	(4,891)
Balance at the end at Dec. 31, 2020					$ 6,038	18,962	(4,891)	20,109	159,529,000	(151,112,000)	8,455,000
Balance at the end (in shares) at Dec. 31, 2020	0				6,037,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Subsequent measurement of Class A ordinary shares to redemption amount (in shares)			0
Sale of 675,000 Private Placement Units, net of initial fair value of Private Placement Warrants and offering costs	$ 675					6,435,891		6,436,566
Sale of 675,000 Private Placement Units, net of initial fair value of Private Placement Warrants and offering costs (in shares)	675,000
Subsequent measurement of Class A ordinary shares to redemption amount						(6,454,853)	(18,700,607)	(25,155,460)
Net income (loss)							131,394	131,394		(12,351,000)	(12,351,000)
Balance at the end at Mar. 31, 2021	$ (675)				$ (6,038)		18,574,104	18,567,391	159,529,000	(163,463,000)	(3,957,000)
Balance at the beginning at Dec. 31, 2020					$ 6,038	18,962	(4,891)	20,109	159,529,000	(151,112,000)	8,455,000
Balance at the beginning (in shares) at Dec. 31, 2020	0				6,037,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 675,000 Private Placement Units, net of initial fair value of Private Placement Warrants and offering costs	$ (675)					(6,435,891)	0	(6,436,566)
Sale of 675,000 Private Placement Units, net of initial fair value of Private Placement Warrants and offering costs (in shares)	(675,000)
Subsequent measurement of Class A ordinary shares to redemption amount						(6,454,853)	(18,761,305)	(25,216,158)
Net income (loss)						0	3,311,639	3,311,639		(38,905,000)	(38,905,000)
Balance at the end at Dec. 31, 2021	$ 675				$ 6,038	0	(15,454,557)	(15,447,844)	163,465,000	(190,017,000)	(26,825,000)
Balance at the end (in shares) at Dec. 31, 2021	675,000				6,037,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Subsequent measurement of Class A ordinary shares to redemption amount (in shares)	675,000				6,037,500
Subsequent measurement of Class A ordinary shares to redemption amount (in shares)		(24,150,000)	(24,150,000)	(24,150,000)
Subsequent measurement of Class A ordinary shares to redemption amount						0	(7,540)	(7,540)
Net income (loss)						0	432,866	432,866		(6,991,000)	(6,991,000)
Balance at the end at Mar. 31, 2022	$ 675				$ 6,038	$ 0	$ (15,029,231)	$ (15,022,518)	$ 163,545,000	$ (197,008,000)	$ (33,965,000)
Balance at the end (in shares) at Mar. 31, 2022	675,000				6,037,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Subsequent measurement of Class A ordinary shares to redemption amount (in shares)		(24,150,000)	(24,150,000)	(24,150,000)